COST OF SALES	12 Months Ended
Dec. 31, 2024
COST OF SALES
COST OF SALES

20.   COST OF SALES

	Years ended December 31,
	2024 $	2023 $
Direct mining costs	339,905	297,322
Depletion and depreciation	226,779	216,250
Salaries and benefits	92,571	75,088
Royalties and other taxes	49,470	46,036
Workers' participation	2,640	1,422
Other	7,065	16,285
Cost of sales	718,430	652,403

For the year ended December 31, 2024, depletion and depreciation includes $15.0 million of depreciation related to right-of-use assets (December 31, 2023 - $13.9 million).